RELATED PARTY TRANSACTIONS - Disclosure of amounts due from directors and officers of the Company (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Disclosure of transactions between related parties [line items]
Due from related parties	$ 25,070	$ 7,400
Company controlled by Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	5,250	5,613
CEO of the Company [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	0	1,787
Director [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	$ 19,820	$ 0